Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

	Upstream Assets
	Development & Production	Other Upstream	Refining Equipment	Other (1)	Total

COST
As at December 31, 2015	31,481	331	5,206	1,037	38,055
Additions	717	2	213	38	970
Transfers From E&E Assets (Note 17)	49	-	-	-	49
Change in Decommissioning Liabilities	(267)	-	(8)	-	(275)
Exchange Rate Movements and Other	(16)	-	(152)	(1)	(169)
Divestitures (Note 8)	(23)	-	-	-	(23)
As at December 31, 2016	31,941	333	5,259	1,074	38,607
Additions	1,324	-	168	89	1,581
Acquisition (Note 5) (2)	26,317	-	-	-	26,317
Transfers From E&E Assets (Note 17)	6	-	-	-	6
Transfers to Assets Held for Sale (Note 11)	(19,719)	-	-	-	(19,719)
Change in Decommissioning Liabilities	(67)	-	-	3	(64)
Exchange Rate Movements and Other	(28)	-	(364)	1	(391)
Divestitures (Note 8) (2)	(12,333)	-	(2)	-	(12,335)
As at December 31, 2017	27,441	333	5,061	1,167	34,002

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2015	18,908	277	896	639	20,720
DD&A	1,173	31	205	66	1,475
Impairment Losses (Note 10)	481	-	-	4	485
Reversal of Impairment Losses (Note 10)	(462)	-	-	-	(462)
Exchange Rate Movements and Other	(4)	-	(25)	-	(29)
Divestitures (Note 8)	(8)	-	-	-	(8)
As at December 31, 2016	20,088	308	1,076	709	22,181
DD&A	1,653	23	209	68	1,953
Impairment Losses (Note 10)	77	-	-	-	77
Transfers to Assets Held for Sale (Note 11)	(16,120)	-	-	-	(16,120)
Exchange Rate Movements and Other	17	-	(91)	1	(73)
Divestitures (Note 8) (2)	(3,611)	-	(1)	-	(3,612)
As at December 31, 2017	2,104	331	1,193	778	4,406

CARRYING VALUE
As at December 31, 2015	12,573	54	4,310	398	17,335
As at December 31, 2016	11,853	25	4,183	365	16,426
As at December 31, 2017	25,337	2	3,868	389	29,596
(1)	Includes crude-by-rail terminal, office furniture, fixtures, leasehold improvements, information technology and aircraft.
(2)

In connection with the Acquisition, Cenovus was deemed to have disposed of its pre-existing interest in FCCL and re-acquired it at fair value as required by IFRS 3. The carrying value of the pre-existing interest in FCCL was $8,602 million.

Summary of PP&E Under Construction and Not Subject to DD&A

PP&E includes the following amounts in respect of assets under construction and not subject to DD&A:

As at December 31,	2017	2016

Development and Production	1,809	537
Refining Equipment	131	206
	1,940	743